INCOME TAXES (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Net operating loss	$ 2,371,694	$ 1,763,076
Less: Valuation allowance	(2,371,694)	(1,763,076)
Net deferred tax assets	$ 0	$ 0